Offerings	Oct. 31, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 0
Amount of Registration Fee	$ 0
Offering Note

(1)	The transaction value is calculated as the aggregate maximum purchase price for common shares of beneficial interest (the “Shares”) of New Mountain Private Credit Fund, based upon the net asset value per the Shares as of June 30, 2025 of $24.55. This amount is based upon the offer to purchase up to 2,070,797 Shares.

(2)	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 50,838,066.35	[1]
Fee Rate	0.01531%
Amount of Registration Fee	$ 7,783.31	[2]
Offering Note

(1)	The transaction value is calculated as the aggregate maximum purchase price for common shares of beneficial interest (the “Shares”) of New Mountain Private Credit Fund, based upon the net asset value per the Shares as of June 30, 2025 of $24.55. This amount is based upon the offer to purchase up to 2,070,797 Shares.

(2)	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.

[1]	The transaction value is calculated as the aggregate maximum purchase price for common shares of beneficial interest (the “Shares”) of New Mountain Private Credit Fund, based upon the net asset value per the Shares as of June 30, 2025 of $24.55. This amount is based upon the offer to purchase up to 2,070,797 Shares.
[2]	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.